Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

The table below presents the compensation paid to our principal executive officer (“PEO”) and the aggregate compensation paid to our other named executive officers (“NEOs”), our Total Stockholder Return (“TSR”) and the TSR of our peer group, and our performance with respect to two other performance metrics for 2025 and each of the four previous fiscal years. The compensation amounts reflected in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our PEO or our other NEOs.

	Summary	Compensation	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment(4) Based on:			Adjusted
Fiscal Year	Compensation Table Total for PEO(1)	Actually Paid to PEO(2)	Table Total for Non- PEO NEOs(2)(3)	Actually Paid to Non- PEO NEOs(2)(3)	IBKR Total Stockholder Return	S&P 500 Total Stockholder Return(5)	Net Income (in millions)	Pre- Tax Profit Margin(6)
2025	$19,669,486	$42,156,235	$3,294,867	$6,411,957	$434	$196	$4,357	77%
2024	$17,333,150	$53,300,542	$3,255,746	$8,612,750	$297	$166	$3,407	72%
2023	$15,379,511	$19,849,625	$3,189,070	$3,902,730	$138	$133	$2,812	71%
2022	$14,041,987	$8,571,380	$3,008,361	$2,028,489	$120	$105	$1,842	67%
2021	$12,289,397	$19,472,820	$2,828,285	$4,188,291	$131	$129	$1,636	67%

(1)
The principal executive officer (“PEO”) is Mr. Milan Galik, our Chief Executive Officer and President.
(2)
To calculate the CAP to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2025	$19,669,486	$(14,550,000)	$14,447,242	$21,301,419	$50,033	$1,238,055	$42,156,235
2024	$17,333,150	$(12,525,000)	$12,244,114	$31,292,831	$25,087	$4,930,360	$53,300,542
2023	$15,379,511	$(11,025,000)	$11,231,126	$3,527,139	$25,036	$711,813	$19,849,625
2022	$14,041,987	$(10,037,500)	$9,846,473	$(2,293,784)	$27,033	$(3,012,829)	$8,571,380
2021	$12,289,397	$(8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
Average for non-PEO NEOs
2025	$3,294,867	$(1,487,500)	$1,457,200	$2,936,132	$25,017	$186,242	$6,411,957
2024	$3,255,746	$(1,482,500)	$1,439,949	$4,608,538	$12,544	$778,474	$8,612,750
2023	$3,189,070	$(1,412,500)	$1,429,445	$563,278	$12,518	$120,920	$3,902,730
2022	$3,008,361	$(1,334,375)	$1,299,225	$(402,096)	$14,016	$(556,643)	$2,028,489
2021	$2,828,285	$(1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291

(3)
The non-PEO NEOs for all periods presented are the following: Mr. Thomas Peterffy, Chairman; Mr. Earl H. Nemser, Vice Chairman; Mr. Paul J. Brody, Chief Financial Officer, Treasurer and Secretary; and Dr. Thomas A.J. Frank, Executive Vice President.
(4)
The rate of return assumes $100 was invested in our common stock and the S&P 500 Index on December 31, 2020 and assumes the reinvestment of dividends before tax considerations.
(5)
Our selected peer group is the S&P 500 index.
	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2025.
Company Selected Measure Name	Adjusted pre-tax profit margin.
Named Executive Officers, Footnote	The principal executive officer (“PEO”) is Mr. Milan Galik, our Chief Executive Officer and President.The non-PEO NEOs for all periods presented are the following: Mr. Thomas Peterffy, Chairman; Mr. Earl H. Nemser, Vice Chairman; Mr. Paul J. Brody, Chief Financial Officer, Treasurer and Secretary; and Dr. Thomas A.J. Frank, Executive Vice President.
Peer Group Issuers, Footnote	Our selected peer group is the S&P 500 index.
PEO Total Compensation Amount	$ 19,669,486	$ 17,333,150	$ 15,379,511	$ 14,041,987	$ 12,289,397
PEO Actually Paid Compensation Amount	$ 42,156,235	53,300,542	19,849,625	8,571,380	19,472,820
Adjustment To PEO Compensation, Footnote
(2)
To calculate the CAP to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2025	$19,669,486	$(14,550,000)	$14,447,242	$21,301,419	$50,033	$1,238,055	$42,156,235
2024	$17,333,150	$(12,525,000)	$12,244,114	$31,292,831	$25,087	$4,930,360	$53,300,542
2023	$15,379,511	$(11,025,000)	$11,231,126	$3,527,139	$25,036	$711,813	$19,849,625
2022	$14,041,987	$(10,037,500)	$9,846,473	$(2,293,784)	$27,033	$(3,012,829)	$8,571,380
2021	$12,289,397	$(8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
Average for non-PEO NEOs
2025	$3,294,867	$(1,487,500)	$1,457,200	$2,936,132	$25,017	$186,242	$6,411,957
2024	$3,255,746	$(1,482,500)	$1,439,949	$4,608,538	$12,544	$778,474	$8,612,750
2023	$3,189,070	$(1,412,500)	$1,429,445	$563,278	$12,518	$120,920	$3,902,730
2022	$3,008,361	$(1,334,375)	$1,299,225	$(402,096)	$14,016	$(556,643)	$2,028,489
2021	$2,828,285	$(1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291

Non-PEO NEO Average Total Compensation Amount	$ 3,294,867	3,255,746	3,189,070	3,008,361	2,828,285
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,411,957	8,612,750	3,902,730	2,028,489	4,188,291
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate the CAP to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2025	$19,669,486	$(14,550,000)	$14,447,242	$21,301,419	$50,033	$1,238,055	$42,156,235
2024	$17,333,150	$(12,525,000)	$12,244,114	$31,292,831	$25,087	$4,930,360	$53,300,542
2023	$15,379,511	$(11,025,000)	$11,231,126	$3,527,139	$25,036	$711,813	$19,849,625
2022	$14,041,987	$(10,037,500)	$9,846,473	$(2,293,784)	$27,033	$(3,012,829)	$8,571,380
2021	$12,289,397	$(8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
Average for non-PEO NEOs
2025	$3,294,867	$(1,487,500)	$1,457,200	$2,936,132	$25,017	$186,242	$6,411,957
2024	$3,255,746	$(1,482,500)	$1,439,949	$4,608,538	$12,544	$778,474	$8,612,750
2023	$3,189,070	$(1,412,500)	$1,429,445	$563,278	$12,518	$120,920	$3,902,730
2022	$3,008,361	$(1,334,375)	$1,299,225	$(402,096)	$14,016	$(556,643)	$2,028,489
2021	$2,828,285	$(1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291

Compensation Actually Paid vs. Total Shareholder Return

As described above, our executive compensation program seeks to align named executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the five years ended December 31, 2025.

Compensation Actually Paid vs. Net Income

As described above, our executive compensation program seeks to align named executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the five years ended December 31, 2025.

Compensation Actually Paid vs. Company Selected Measure	As described above, our executive compensation program seeks to align named executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the five years ended December 31, 2025

Tabular List, Table

Financial Performance Measures

As described in the Compensation Philosophy and Objectives section contained in this Proxy Statement, our executive compensation program is designed to directly link a significant portion of the compensation of our named executive officers to individual performance and our overall performance, with the goals of aligning our executives’ long-term interests with those of our stockholders and attracting, retaining and motivating key executives who are essential to the implementation of our strategic growth and development strategy.

Our Compensation Committee evaluates individual and company performance in a qualitative fashion and does not utilize specific financial or operating performance goals or targets in setting executive compensation, but it considers the following financial measures to be the most important financial measures used by the Company to link CAP for the Company’s named executive officers for the most recently completed fiscal year, to Company performance:

•
Adjusted income before income taxes.
•
Adjusted pre-tax profit margin.
•
3-year adjusted net revenue growth.

For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2025.

Total Shareholder Return Amount	$ 434	297	138	120	131
Peer Group Total Shareholder Return Amount	196	166	133	105	129
Net Income (Loss)	$ 4,357,000,000	$ 3,407,000,000	$ 2,812,000,000	$ 1,842,000,000	$ 1,636,000,000
Company Selected Measure Amount	0.77	0.72	0.71	0.67	0.67
PEO Name	Mr. Milan Galik	Mr. Milan Galik	Mr. Milan Galik	Mr. Milan Galik	Mr. Milan Galik
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted income before income taxes.
Non-GAAP Measure Description	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted pre-tax profit margin.
Non-GAAP Measure Description	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2025.
Measure:: 3
Pay vs Performance Disclosure
Name	3-year adjusted net revenue growth.
Non-GAAP Measure Description	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,550,000)	$ (12,525,000)	$ (11,025,000)	$ (10,037,500)	$ (8,525,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,447,242	12,244,114	11,231,126	9,846,473	8,753,434
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,301,419	31,292,831	3,527,139	(2,293,784)	6,042,859
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,033	25,087	25,036	27,033	25,017
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,238,055	4,930,360	711,813	(3,012,829)	887,113
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,487,500)	(1,482,500)	(1,412,500)	(1,334,375)	(1,237,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,457,200	1,439,949	1,429,445	1,299,225	1,261,547
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,936,132	4,608,538	563,278	(402,096)	1,142,546
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,017	12,544	12,518	14,016	12,509
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 186,242	$ 778,474	$ 120,920	$ (556,643)	$ 180,904